Certain Nontraditional Long-Duration Contracts - Successor (Tables)	12 Months Ended
Dec. 31, 2016
Summary of Variable Annuity Contracts

As of December 31, 2016 and 2015, the Company had the following guarantees associated with these contracts, by product and guarantee type:

	December 31, 2016
($ in millions)	In the Event of Death	At Annuitization/ Accumulation	For Cumulative Periodic Withdrawals	Accumulation at Specified Dates
Variable Annuity Contracts
Separate account value	$543.1	$116.5	$10.9	$75.8
Net amount at risk	$57.5	$15.8	$0.1	$6.2
Average attained age of contractholders	61 years	N/A	N/A	N/A
Weighted average waiting period until guarantee date	N/A	None	N/A	5 years
Variable Life, Variable Universal Life and Universal Life Contracts
No Lapse Guarantees
Separate account value	$348.0
General account value	$3,684.1
Net amount at risk	$77,609.0
Average attained age of contractholders	49 years

	December 31, 2015
($ in millions)	In the Event of Death	At Annuitization/ Accumulation	For Cumulative Periodic Withdrawals	Accumulation at Specified Dates
Variable Annuity Contracts
Separate account value	$608.8	$127.4	$12.8	$91.6
Net amount at risk	$66.3	$16.9	$0.1	$7.4
Average attained age of contractholders	61 years	N/A	N/A	N/A
Weighted average waiting period until guarantee date	N/A	None	N/A	5 years
Variable Life, Variable Universal Life and Universal Life Contracts
No Lapse Guarantees
Separate account value	$307.3
General account value	$3,639.6
Net amount at risk	$84,370.9
Average attained age of contractholders	48 years

Liabilities for Guarantee Benefits

The table below summarizes the changes in general account liabilities for guarantees on variable contracts.

	GMDB	GMIB	GMWB/ GMAB	Secondary Guarantees
($ in thousands)	Variable Annuity	Variable Annuity	Variable Annuity	Interest- Sensitive Life and Fixed Annuities	Total
Predecessor
Net balance as of December 31, 2013	—	—	—	—	—
Plus reinsurance recoverable	8,444	8,743	9,444	281,771	308,402

Balance as of December 31, 2013	$8,444	$8,743	$9,444	$281,771	$308,402

Less: reinsurance recoverable	8,444	8,743	9,444	281,771	308,402
Net balance as of December 31, 2013	—	—	—	—	—
Incurred guarantee benefits	—	—	—	—	—
Paid guarantee benefits	—	—	—	—	—

Net change	—	—	—	—	—
Net balance as of March 31, 2014	—	—	—	—	—
Plus reinsurance recoverable	8,057	7,122	8,499	293,704	317,382

Balance as of March 31, 2014	$8,057	$7,122	$8,499	$293,704	$317,382

Successor
Balance as of April 1, 2014	$8,057	$7,122	$8,499	$557,654	$581,332
Less: reinsurance recoverable	8,057	7,122	8,499	67,288	90,966

Net balance as of April 1, 2014	—	—	—	490,366	490,366
Incurred guarantee benefits	—	—	—	159,314	159,314
Paid guarantee benefits	—	—	—	(108,252)	(108,252)

Net change	—	—	—	51,062	51,062
Net balance as of December 31, 2014	—	—	—	541,428	541,428
Plus reinsurance recoverable	8,358	8,240	6,733	83,733	107,064

Balance as of December 31, 2014	$8,358	$8,240	$6,733	$625,161	$648,492

Less: reinsurance recoverable	8,358	8,240	6,733	83,733	107,064

Net balance as of April 1, 2014	—	—	—	541,428	541,428
Incurred guarantee benefits	—	—	—	217,603	217,603
Paid guarantee benefits	—	—	—	(118,063)	(118,063)

Net change	—	—	—	99,540	99,540
Net balance as of December 31, 2015	—	—	—	640,968	640,968
Plus reinsurance recoverable	8,844	5,663	7,814	100,317	122,638

Balance as of December 31, 2015	$8,844	$5,663	$7,814	$741,285	$763,606

Less: reinsurance recoverable	8,844	5,663	7,814	100,317	122,638

Net balance as of December 31, 2015	—	—	—	640,968	640,968
Incurred guarantee benefits	—	—	—	316,344	316,344
Paid guarantee benefits	—	—	—	(156,067)	(156,067)

Net change	—	—	—	160,277	160,277
Net balance as of December 31, 2016	—	—	—	801,245	801,245
Plus reinsurance recoverable	8,626	3,440	6,835	122,608	141,509

Balance as of December 31, 2016	$8,626	$3,440	$6,835	$923,853	$942,754